Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling interest
Beginning balance at Jul. 01, 2012	$ 87,398	$ 69	$ 80,621	$ 171,590	$ (35,757)	$ (135,971)	$ 6,846
NET INCOME	11,513			9,375			2,138
Currency translation adjustments	736				727		9
Pension and postretirement plan funded status adjustment, net of tax	12,818				12,818
Cash dividends declared ($0.40, $0.44 and $0.48 per share for the twelve months ended 2013, 2014 and 2015 respectively)	(1,351)			(1,351)
Cash dividends paid to non-controlling interests of subsidiaries	(1,331)						(1,331)
Stock—based compensation and shortfall tax benefit	1,273		1,273
Stock Option Exercises	770	1	769
Employee stock purchases	54		21			33
Ending balance at Jun. 30, 2013	111,880	70	82,684	179,614	(22,212)	(135,938)	7,662
NET INCOME	19,140			16,424			2,716
Currency translation adjustments	(140)				(143)		3
Pension and postretirement plan funded status adjustment, net of tax	2,157				2,157
Cash dividends declared ($0.40, $0.44 and $0.48 per share for the twelve months ended 2013, 2014 and 2015 respectively)	(1,540)			(1,540)
Cash dividends paid to non-controlling interests of subsidiaries	(984)						(984)
Stock—based compensation and shortfall tax benefit	1,648		1,648
Stock Option Exercises	2,683	1	2,682
Employee stock purchases	59		40			19
Ending balance at Jun. 29, 2014	134,903	71	87,054	194,498	(20,198)	(135,919)	9,397
NET INCOME	24,551			20,654			3,897
Currency translation adjustments	(5,133)				(4,810)		(323)
Pension and postretirement plan funded status adjustment, net of tax	(1,851)				(1,851)
Cash dividends declared ($0.40, $0.44 and $0.48 per share for the twelve months ended 2013, 2014 and 2015 respectively)	(1,710)			(1,710)
Cash dividends paid to non-controlling interests of subsidiaries	(882)						(882)
Stock—based compensation and shortfall tax benefit	1,970		1,970
Stock Option Exercises	474		474
Employee stock purchases	79		62			17
Ending balance at Jun. 28, 2015	$ 152,401	$ 71	$ 89,560	$ 213,442	$ (26,859)	$ (135,902)	$ 12,089